Loans - Summary of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, Amount	$ 2,292,256	$ 1,806,937
Allowance for loan losses	(25,335)	(20,504)	(13,053)	(10,155)
Net deferred loan origination fees	(1,521)	(94)
Loans, net	2,265,400	1,786,339
One-to Four-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, Amount	454,148	443,228
Allowance for loan losses	(1,991)	(2,507)	(1,861)	(1,130)
Multi-Family Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, Amount	288,172	178,948
Allowance for loan losses	(2,419)	(1,431)	(1,361)	(1,038)
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, Amount	54,499	60,907
Allowance for loan losses	(155)	(226)	(245)	(227)
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, Amount	1,032,408	795,642
Allowance for loan losses	(12,831)	(10,405)	(6,980)	(5,238)
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, Amount	208,799	173,255
Allowance for loan losses	(4,374)	(3,656)	(1,430)	(2,042)
Total Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, Amount	2,038,026	1,651,980
Commercial Business Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, Amount	247,005	147,814
Allowance for loan losses	(3,433)	(2,174)	(1,061)	(448)
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, Amount	7,225	7,143
Allowance for loan losses	$ (132)	$ (105)	$ (115)	$ (32)